Note 11 - Computation of Earnings per Share (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Computation of Earnings per Share [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 483	€ (5,390)	€ 267
Coupon on additional equity components	[1]	(349)	(330)	(292)
Net income (loss) attributable to Deutsche Bank shareholders, numerator for basic earnings per share		€ 135	€ (5,719)	€ (26)
Effect of dilutive securities		0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions, numerator for diluted earnings per share		€ 135	€ (5,719)	€ (26)
Number of shares in million [Abstract]
Weighted-average shares outstanding, denominator for basic earnings per share		2,108.2	2,110	2,102.2
Effect of dilutive securities:
Forwards		0	0	0
Employee stock compensation options		0	0	0
Deferred shares		62	0	0
Other (including trading options)		0	0	0
Dilutive potential common shares		0	0	0
Adjusted weighted-average shares after assumed conversions, denominator for diluted earnings per share	[2]	2,170.1	2,110	2,102.2

[1]	Since 2019 the tax impact is recognized in income (loss) directly.
[2]	Due to the net loss situation for 2019 and 2018 potentially dilutive shares are generally not considered for the earnings per share calculation, because to do so would decrease the net loss per share. Under a net income situation however, the number of adjusted weighted average shares after assumed conversion would have been increased by60million shares for 2019 and53million shares for 2018.